20. Employees benefits (Details 11)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
SummaryOfEmployeeBenefitsLineItems [Line Items]
Discount rate	5.35%	5.74%	7.23%
Inflation rate	3.96%	4.87%	6.49%
Future salary increase	9.52%	10.89%	14.19%
Mortality table	AT-2000	AT-2000	AT-2000
Unfunded plan
SummaryOfEmployeeBenefitsLineItems [Line Items]
Discount rate	5.30%	5.71%	7.25%
Inflation rate	3.96%	4.87%	6.49%
Future salary increase	6.04%	6.97%	8.62%
Mortality table	AT-2000	AT-2000	AT-2000